Balance Sheet Components	9 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
2 - Balance Sheet Components

Certain balance sheet components are as follows:

Accrued compensation and benefits and share-based compensation consist of:

(in millions)	As of December 31, 2023	As of March 31, 2023
Accrued bonus, commissions, and cash awards	$125	$257
Accrued vacation and sabbatical	70	66
Accrued salaries and fringe benefits	7	11
Share-based payment liabilities (1)	9	255
Total accrued compensation and benefits and share-based compensation	$211	$589
(1)     In connection with the IPO, the Company paid $244.0 million arising from the normal vesting of liability-classified share-based awards under the 2022 RSU Plan. After completion of the IPO, awards within this plan all are equity-classified. See Note 9 - Share-based Compensation in the Notes to the Condensed Consolidated Financial Statements.

Other current liabilities consist of:

(in millions)	As of December 31, 2023	As of March 31, 2023
Employee related payroll taxes and payables	$108	$48
Accrued expenses and fees	84	119
Electronic design automation liabilities	44	35
Trade payables	31	82
Customer deposits	7	7
Finance lease liabilities	5	2
Total other current liabilities	$279	$293